Equity (Details) - Schedule of reverse stock split EPS - EPS [Member] - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Equity (Details) - Schedule of reverse stock split EPS [Line Items]
Outstanding - basic and diluted (in Shares)	500,173,946	159,448,204	318,558,213	131,863,780
Net income (loss) per share:
Continuing operations	$ 0.0001	$ (0.037)	$ (0.031)	$ (0.262)
Continuing operations Proforma	0.1	(37)	(31)	(262)
Discontinued Operations	(0.002)	0.007	(0.003)	0.04
Discontinued Operations Proforma	$ (2)	$ 7	$ (3)	$ 40